Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/30	$135	$151,016
Alabama Highway Authority RB, 5.00%, 09/01/30 (AG)	260	290,858
Alabama Highway Finance Corp. RB, 5.00%, 08/01/33	215	237,267
Alabama Public School & College Authority RB
5.00%, 11/01/30	85	95,199
5.00%, 11/01/31	285	317,850
Series A, 5.00%, 11/01/32	1,020	1,132,944
Series A, 5.00%, 11/01/34	80	88,249
Auburn University RB, 5.00%, 06/01/30	35	38,815
City of Huntsville Alabama GOL, 5.00%, 12/01/30	25	28,131
State of Alabama GO, 5.00%, 11/01/30	30	33,719
University of Alabama (The) RB, 5.00%, 07/01/30	245	266,750
University of Alabama at Birmingham RB, 5.00%, 10/01/30	70	78,140
Water Works Board of the City of Birmingham (The) RB, 5.00%, 01/01/30	65	71,117
		2,830,055
Alaska — 0.6%
Borough of Matanuska-Susitna Alaska GO, 5.00%, 11/01/30	120	134,399
Borough of North Slope, 5.00%, 06/30/30	75	83,242
Municipality of Anchorage AK GO, 5.00%, 04/01/32	135	148,780
Municipality of Anchorage Alaska GO
5.00%, 04/01/30	150	165,731
5.00%, 09/01/30	50	55,701
5.00%, 09/01/30	85	90,597
5.00%, 04/01/34	250	273,512
State of Alaska GO
5.00%, 08/01/30	295	329,044
5.00%, 08/01/32	115	127,301
		1,408,307
Arizona — 1.9%
Arizona Board of Regents RB
5.00%, 07/01/30	150	167,026
5.00%, 07/01/33	175	192,995
Arizona State University RB, 5.00%, 07/01/30	40	43,551
City of Chandler AZ Excise Tax Revenue RB, 5.00%, 07/01/30	140	156,390
City of Mesa Arizona GO, 5.00%, 07/01/30	300	334,453
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/30	865	965,497
5.00%, 07/01/30	80	85,170
5.00%, 07/01/31	75	83,538
5.00%, 07/01/32	30	33,275
5.00%, 07/01/33	180	198,951
5.00%, 07/01/34	275	303,049
County of Pima AZ COP, 5.00%, 12/01/30	30	33,451
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/30	100	111,306
County of Pima Sewer System Revenue COP, 5.00%, 07/01/30	400	445,225
County of Pima Sewer System Revenue RB, 5.00%, 07/01/30	55	59,902
Maricopa County Unified School District No. 48 Scottsdale GO
4.00%, 07/01/32	85	90,184
4.00%, 07/01/33	75	79,012
Security	Par (000)	Value
Arizona (continued)
Maricopa County Unified School District No. 80 Chandler, 5.00%, 07/01/30	$70	$78,039
Maricopa County Unified School District No. 80 Chandler GO, 4.00%, 07/01/33	60	63,353
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/30	410	457,086
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/30	425	447,065
5.00%, 01/01/32	170	187,073
5.00%, 01/01/34	195	213,075
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/30	40	44,576
		4,873,242
Arkansas — 0.1%
City of Little Rock Arkansas GOL, 4.00%, 02/01/30	120	123,539
University of Arkansas RB
5.00%, 11/01/30	160	178,816
5.00%, 12/01/30	20	22,359
		324,714
California — 11.5%
Alhambra Unified School District GO, 0.00%, 08/01/30 (AG)(a)	20	17,818
Anaheim Public Financing Authority RB, 5.00%, 09/01/30 (BAM)	250	273,505
Beverly Hills Unified School District California GO, 0.00%, 08/01/30(a)	760	688,610
California Infrastructure & Economic Development Bank RB, 5.00%, 07/01/30	245	272,232
California School Finance Authority RB
4.00%, 07/01/31	75	79,917
4.00%, 07/01/34	30	31,631
California State Public Works Board RB
3.00%, 05/01/30	215	216,618
5.00%, 02/01/30	350	389,301
5.00%, 05/01/30	55	61,519
5.00%, 08/01/30	50	56,237
5.00%, 11/01/30	120	135,696
5.00%, 12/01/30	210	237,892
5.00%, 03/01/31	235	261,431
City & County of San Francisco California GO
2.00%, 06/15/30	285	273,527
4.00%, 06/15/30	45	47,975
City of Fairfield CA COP, 0.00%, 04/01/30 (AG)(a)	230	206,758
City of Los Angeles Department of Airports RB
5.00%, 05/15/30	100	113,214
5.00%, 05/15/33	120	134,341
City of Palo Alto California COP, 3.00%, 11/01/32	75	75,920
Clovis Unified School District GO, 0.00%, 08/01/30 (NPFGC)(a)	100	89,248
Coast Community College District GO, 0.00%, 08/01/30 (AGM)(a)	135	120,913
County of Sacramento CA COP, 5.00%, 10/01/30	115	123,495
East Side Union High School District GO, 5.00%, 08/01/30	100	113,177
Eastern Municipal Water District Financing Authority RB, 5.00%, 07/01/33	35	39,378
Escondido Union High School District GO, 0.00%, 08/01/30 (AGC)(a)	80	71,557
Fontana Unified School District GO, 0.00%, 08/01/30(a)	75	66,551

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Glendale Community College District GO, 0.00%, 08/01/33(a)	$90	$71,346
Glendale Unified School District California GO, 4.00%, 09/01/30	25	26,167
Grossmont Union High School District GO, 0.00%, 08/01/30(a)	250	222,427
Grossmont-Cuyamaca Community College District GO, 0.00%, 08/01/30 (AGC)(a)	15	13,387
Jefferson Union High School District GO, 5.00%, 08/01/30	150	170,111
Los Angeles Community College District California GO, 5.00%, 08/01/30	70	79,697
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
Series A, 5.00%, 06/01/32	85	95,549
Series A, 5.00%, 06/01/33	165	185,147
Los Angeles Department of Water & Power RB
5.00%, 07/01/30	960	1,066,551
5.00%, 07/01/30	750	805,916
5.00%, 07/01/30	505	554,998
Series D, 5.00%, 07/01/30	100	106,211
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 01/01/30	625	679,671
5.00%, 07/01/30	310	344,416
5.00%, 07/01/30	35	36,734
5.00%, 07/01/30	275	292,081
5.00%, 07/01/32	180	198,490
5.00%, 07/01/33	95	104,327
Series B, 4.00%, 07/01/30	170	178,790
Los Angeles Unified School District, 5.00%, 07/01/32	125	140,960
Los Angeles Unified School District California GO
5.00%, 07/01/30	320	362,129
5.00%, 07/01/30	175	192,801
5.00%, 07/01/32	215	242,451
Series B-1, 5.00%, 07/01/30	175	184,984
Series C, 4.00%, 07/01/33	165	175,358
Manhattan Beach Unified School District, 0.00%, 09/01/30(a)	715	640,964
Mount San Jacinto Community College District GO, 3.00%, 08/01/30	75	75,889
Mountain View Los Altos Union High School District California GO, 3.00%, 08/01/31	240	247,567
Municipal Improvement Corp. of Los Angeles RB, 5.00%, 11/01/30	555	626,042
New Haven Unified School District GO, 0.00%, 08/01/30 (AGC)(a)	100	89,089
Newport Mesa Unified School District GO
0.00%, 08/01/30(a)	315	283,136
0.00%, 08/01/30 (NPFGC)(a)	325	290,184
Palo Alto Unified School District GO
0.00%, 08/01/30(a)	395	357,260
3.00%, 08/01/33	100	103,195
3.00%, 08/01/34	100	102,782
Poway Unified School District GO, 0.00%, 08/01/30(a)	190	169,536
Rancho Santiago Community College District GO, 0.00%, 09/01/30 (AGM)(a)	820	727,155
Rancho Water District Financing Authority RB, 5.00%, 08/01/34	70	77,831
Riverside County Public Financing Authority, 5.00%, 10/01/30 (BAM)	160	180,166
Security	Par (000)	Value
California (continued)
Riverside Unified School District Financing Authority, 5.00%, 09/01/30	$100	$113,439
Sacramento Municipal Utility District RB, 5.00%, 08/15/30	145	164,861
San Diego Unified School District California GO
0.00%, 07/01/30(a)	260	233,640
5.00%, 07/01/30	150	170,116
Series C, 0.00%, 07/01/30(a)	105	94,355
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/30	90	95,827
5.00%, 08/01/30	140	154,963
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/30	55	62,774
San Francisco Unified School District GO, 5.00%, 06/15/30	75	84,014
San Jose Evergreen Community College District GO, 0.00%, 09/01/30 (AGM)(a)	65	58,587
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	405	363,870
San Mateo County Community College District GO
0.00%, 09/01/30 (NPFGC)(a)	535	478,086
Series C, 0.00%, 09/01/30 (NPFGC)(a)	55	49,149
Santa Clarita Community College District GO, 0.00%, 08/01/30 (AG)(a)	115	103,138
Simi Valley Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	380	340,954
Southern California Public Power Authority RB
5.00%, 07/01/30	380	422,188
5.00%, 07/01/32	60	66,372
State of California Department of Water Resources RB, 5.00%, 12/01/32	100	113,904
State of California GO
3.50%, 08/01/30	25	26,176
5.00%, 03/01/30	280	312,373
5.00%, 04/01/30	175	195,602
5.00%, 04/01/30	85	92,674
5.00%, 08/01/30	1,345	1,514,624
5.00%, 08/01/30	675	723,198
5.00%, 09/01/30	270	304,605
5.00%, 10/01/30	195	220,391
5.00%, 10/01/30	695	766,758
5.00%, 11/01/30	1,665	1,885,202
5.00%, 12/01/30	410	465,061
5.00%, 11/01/31	175	197,627
5.00%, 11/01/31	385	434,780
5.00%, 03/01/32	140	155,531
5.00%, 03/01/32	110	122,203
5.00%, 11/01/32	95	106,892
5.00%, 03/01/33	820	908,235
5.00%, 03/01/34	335	370,044
5.00%, 03/01/34	200	220,922
Series B, 5.00%, 11/01/32	110	123,770
Transbay Joint Powers Authority, 5.00%, 10/01/30	35	37,220
University of California RB
4.00%, 05/15/30	80	83,570
5.00%, 05/15/30	1,580	1,777,023
5.00%, 05/15/30	170	181,524
Series O, 5.00%, 05/15/30	125	133,416

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Upland Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	$245	$219,046
		29,448,660
Colorado — 1.5%
Board of Governors of Colorado State University System RB, 5.00%, 03/01/30	85	89,513
Board of Water Commissioners City & County of Denver (The) RB
4.00%, 09/15/33	155	164,295
5.00%, 09/15/31	50	55,981
Series B, 5.00%, 09/15/32	165	184,040
City & County of Denver Airport System Revenue RB
5.00%, 11/15/30	205	229,505
5.00%, 11/15/30	115	125,824
5.00%, 11/15/32	25	27,729
City & County of Denver Airport System Revenue RB AMT, 5.00%, 11/15/30	50	55,809
City & County of Denver Co. COP, 5.00%, 12/01/30	115	128,953
City & County of Denver Colorado GO
3.00%, 08/01/34	50	50,053
5.00%, 08/01/30	35	39,166
5.00%, 08/01/30	85	92,894
5.00%, 08/01/31	195	217,782
Series B, 5.00%, 08/01/30	250	279,759
City & County of Denver Pledged Excise Tax Revenue RB, 5.00%, 08/01/30	40	44,490
City of Colorado Springs Utilities System Revenue RB, 5.00%, 11/15/30	235	263,963
Denver City & County School District No. 1 GO
5.00%, 12/01/31 (SAW)	125	140,413
5.00%, 12/01/32 (SAW)	60	67,196
5.00%, 12/01/34 (SAW)	155	172,267
E-470 Public Highway Authority RB, 0.00%, 09/01/30 (NPFGC)(a)	630	558,341
Metro Wastewater Reclamation District RB, 5.00%, 04/01/33	230	253,488
Park Creek Metropolitan District, 5.00%, 12/01/30 (AG)	60	66,581
State of Colorado COP
5.00%, 03/15/30	230	242,702
5.00%, 03/15/30	20	21,604
University of Colorado RB
4.00%, 06/01/30	115	122,532
5.00%, 06/01/30	40	44,552
5.00%, 10/01/30	80	89,716
		3,829,148
Connecticut — 3.0%
Connecticut State Health & Educational Facilities Authority RB, 5.00%, 07/01/64	1,450	1,607,316
State of Connecticut GO
4.00%, 01/15/30	705	748,719
4.00%, 06/01/30	180	192,063
4.00%, 06/01/32	145	153,427
4.00%, 06/01/33	170	178,748
5.00%, 01/15/30	500	551,764
5.00%, 03/01/30	30	33,197
5.00%, 05/01/30	120	133,247
5.00%, 05/15/30	255	283,378
5.00%, 07/15/30	40	44,604
5.00%, 08/01/30	20	22,323
5.00%, 09/15/30	265	296,497
Security	Par (000)	Value
Connecticut (continued)
5.00%, 11/15/30	$340	$381,675
5.00%, 12/01/30	65	73,032
Series A, 5.00%, 01/15/31	180	198,344
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/30	70	73,575
5.00%, 05/01/30	445	493,934
5.00%, 07/01/30	510	568,025
5.00%, 11/01/30	215	241,065
5.00%, 05/01/31	250	276,953
Series A, 5.00%, 05/01/30	250	277,491
Series A, 5.00%, 05/01/33	195	214,561
Series B, 5.00%, 10/01/30	415	443,749
University of Connecticut RB, 5.00%, 02/15/30	60	66,366
		7,554,053
Delaware — 0.6%
Delaware Transportation Authority RB
5.00%, 07/01/30	110	119,947
5.00%, 09/01/30	215	239,398
5.00%, 09/01/31	435	484,871
5.00%, 07/01/34	170	187,293
State of Delaware GO
4.00%, 01/01/32	60	63,697
4.00%, 01/01/33	140	147,918
5.00%, 01/01/30	170	187,919
University of Delaware RB, 5.00%, 11/01/30	50	56,023
		1,487,066
District of Columbia — 1.1%
District of Columbia GO
5.00%, 06/01/30	105	116,710
5.00%, 06/01/30	135	143,273
5.00%, 08/01/30	80	89,225
5.00%, 12/01/30	105	117,882
District of Columbia Income Tax Revenue RB
5.00%, 03/01/30	370	409,153
5.00%, 05/01/30	75	83,222
5.00%, 10/01/30	85	95,116
5.00%, 10/01/30	140	153,235
5.00%, 03/01/33	165	180,890
5.00%, 05/01/33	225	247,375
5.00%, 05/01/34	175	191,860
District of Columbia RB, 5.00%, 12/01/30	130	142,640
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 0.00%, 10/01/30 (AG)(a)	250	218,414
Washington Metropolitan Area Transit Authority Dedicated Revenue RB
5.00%, 07/15/30	190	210,612
5.00%, 07/15/32	120	132,567
5.00%, 07/15/33	140	153,929
		2,686,103
Florida — 4.6%
Central Florida Expressway Authority RB
5.00%, 07/01/30	290	322,016
5.00%, 07/01/30 (AG)	135	150,203
5.00%, 07/01/30 (AGM)	535	595,251
City of Hollywood FL Water & Sewer Revenue RB, 5.00%, 10/01/34	60	66,606
City of Hollywood Water & Sewer Revenue RB, 5.00%, 10/01/33	60	66,849
City of Jacksonville Florida RB, 5.00%, 10/01/30	625	697,678

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Manatee Public Utilities Revenue RB, 5.00%, 10/01/30	$40	$44,726
County of Miami-Dade Aviation Revenue RB
4.00%, 10/01/34	55	57,056
5.00%, 10/01/33	55	60,360
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/30	45	50,050
County of Miami-Dade FL GO
5.00%, 07/01/30	135	149,724
5.00%, 07/01/33	390	430,962
County of Miami-Dade FL RB, 4.00%, 04/01/34	100	104,550
County of Miami-Dade Florida GO
4.00%, 07/01/31	90	94,682
5.00%, 07/01/30	65	72,089
County of Miami-Dade Florida RB
4.00%, 04/01/33	70	73,728
5.00%, 04/01/30	85	93,985
County of Miami-Dade Transit System RB, 5.00%, 07/01/30	145	157,872
County of Miami-Dade Water & Sewer System Revenue RB
5.00%, 10/01/30	215	240,405
5.00%, 10/01/30	215	229,802
County of Orange Water Utility System Revenue RB
5.00%, 10/01/30	230	257,934
5.00%, 10/01/34	200	220,352
Duval County Public Schools COP
5.00%, 07/01/30 (AGM)	670	741,595
5.00%, 07/01/32 (AG)	125	137,466
Florida Municipal Power Agency RB
5.00%, 10/01/30	345	383,505
5.00%, 10/01/30	160	171,215
Hillsborough County School Board COP, 5.00%, 07/01/30	555	590,732
JEA Electric System Revenue RB, 5.00%, 10/01/30 (AGC)	485	541,171
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/30	100	111,582
Miami-Dade County Educational Facilities Authority RB, 5.00%, 04/01/30	180	197,295
Orange County School Board COP, 5.00%, 08/01/30	45	49,909
Orlando Utilities Commission RB
5.00%, 10/01/30	75	83,933
5.00%, 10/01/30	20	21,688
Palm Beach County School District COP
5.00%, 08/01/30	350	389,441
5.00%, 08/01/32	50	55,102
5.00%, 08/01/33	520	570,817
School Board of Miami-Dade County.(The), 5.00%, 03/15/30 (BAM)	20	22,086
School District of Broward County Florida COP
5.00%, 07/01/30	435	479,566
5.00%, 07/01/30 (AG)	20	22,093
5.00%, 07/01/33	150	164,318
Series A, 5.00%, 07/01/32	335	368,053
Series A, 5.00%, 07/01/34	155	169,532
School District of Broward County/FL GO, 5.00%, 07/01/30	50	55,409
State of Florida Department of Transportation RB
3.00%, 07/01/33	180	180,073
3.00%, 07/01/34	120	119,655
Security	Par (000)	Value
Florida (continued)
5.00%, 07/01/30	$130	$143,949
State of Florida Department of Transportation Turnpike System Revenue RB
4.00%, 07/01/32	50	52,899
4.00%, 07/01/34	80	84,127
5.00%, 07/01/30	545	608,078
5.00%, 07/01/30	60	64,006
State of Florida GO
5.00%, 06/01/30	315	350,569
5.00%, 07/01/30	55	61,414
5.00%, 06/01/33	165	182,608
Series A, 5.00%, 06/01/30	155	172,503
Volusia County School Board COP, 5.00%, 08/01/30	155	171,490
		11,754,759
Georgia — 1.8%
Athens-Clarke County Unified Government GO, 5.00%, 12/01/30	100	112,425
City of Atlanta Department of Aviation RB, 5.00%, 07/01/30	165	183,604
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/30	20	21,730
City of Atlanta GA GO, 5.00%, 12/01/30, (ETM)	50	56,200
City of Atlanta Water & Wastewater Revenue RB
5.00%, 11/01/30 (BAM)	290	324,672
5.75%, 11/01/30 (AG)	220	253,571
County of Columbia Water & Sewerage Revenue RB, 5.00%, 06/01/30	55	61,211
County of DeKalb Water & Sewerage Revenue RB, 5.00%, 10/01/30	145	162,345
Forsyth County School District GO
5.00%, 02/01/30	65	72,022
5.00%, 02/01/34	75	82,136
Georgia Ports Authority RB, 5.00%, 07/01/30	270	300,647
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/31	165	182,277
Hall County School District GO, 2.00%, 02/01/30 (SAW)	475	459,061
Henry County School District GO, 4.00%, 08/01/30 (SAW)	90	96,441
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/30	50	54,404
Municipal Electric Authority of Georgia RB
5.00%, 01/01/30	155	168,860
5.00%, 01/01/30	100	106,597
5.00%, 07/01/30 (AG)	100	110,294
Private Colleges & Universities Authority RB, 5.00%, 09/01/30	645	718,252
State of Georgia GO
4.00%, 01/01/30	225	239,578
5.00%, 07/01/30	350	391,336
5.00%, 07/01/30	30	32,739
5.00%, 08/01/30	140	156,812
5.00%, 08/01/33	165	182,695
Series A, 5.00%, 08/01/32	90	99,983
		4,629,892
Hawaii — 1.7%
City & County of Honolulu Hawaii GO
5.00%, 03/01/30	635	703,031
5.00%, 07/01/30	275	306,582
5.00%, 08/01/30	110	120,177

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hawaii (continued)
5.00%, 09/01/30	$45	$48,080
5.00%, 07/01/31	150	167,076
5.00%, 07/01/32	100	110,986
5.00%, 07/01/33	80	88,508
5.00%, 07/01/34	120	132,376
Series B, 5.00%, 03/01/30	30	33,214
Series B, 5.00%, 03/01/31	170	188,156
County of Hawaii Hawaii GO
5.00%, 09/01/31	95	106,382
5.00%, 09/01/34	45	49,670
County of Maui Hawaii GO, 5.00%, 03/01/32	455	501,469
County of Maui HI GO, 5.00%, 03/01/30	120	132,856
State of Hawaii Airports System Revenue RB
5.00%, 07/01/30	165	183,384
5.00%, 07/01/31	20	22,121
5.00%, 07/01/33	1,090	1,197,921
State of Hawaii Harbor System Revenue RB
4.00%, 07/01/32	145	152,974
4.00%, 07/01/33	60	62,955
University of Hawaii RB, 5.00%, 10/01/30	100	111,535
		4,419,453
Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/30	130	143,594
Illinois — 3.7%
Board of Trustees of the University of Illinois (The) RB, 5.00%, 04/01/31	95	104,352
Chicago O'Hare International Airport RB
5.00%, 01/01/30	805	881,136
5.00%, 01/01/31	225	244,796
5.00%, 01/01/32	110	119,409
5.00%, 01/01/33	60	64,692
Series A, 5.00%, 01/01/34	250	269,328
City of Chicago Illinois GO, 5.00%, 01/01/30	140	147,219
City of Chicago Wastewater Transmission Revenue RB
5.00%, 01/01/30 (AGM)	155	168,957
5.00%, 01/01/30 (BAM)	280	305,213
City of Chicago Waterworks Revenue RB, 5.00%, 11/01/30	60	66,224
County of Cook Illinois GO, 5.00%, 11/15/31	115	127,252
County of Cook Sales Tax Revenue RB, 5.00%, 11/15/30	60	66,724
Illinois Finance Authority RB
5.00%, 01/01/30	55	60,512
5.00%, 04/01/30	335	368,733
5.00%, 07/01/30	315	350,153
Illinois State Toll Highway Authority RB
5.00%, 01/01/30	920	1,012,938
5.00%, 01/01/30	135	141,819
5.00%, 01/01/31	615	675,696
Metropolitan Pier & Exposition Authority RB, 0.00%, 06/15/30 (NPFGC)(a)	70	61,262
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/30	80	89,578
Metropolitan Water Reclamation District of Greater Chicago GOL, 5.00%, 12/01/30	410	459,088
Regional Transportation Authority RB, 6.00%, 07/01/30 (NPFGC)	445	507,605
Sales Tax Securitization Corp. RB
5.00%, 01/01/31	80	86,657
Security	Par (000)	Value
Illinois (continued)
5.00%, 01/01/33	$100	$107,466
5.00%, 01/01/34	140	150,111
Series A, 5.00%, 01/01/30	455	494,609
State of Illinois GO
5.00%, 05/01/30	690	755,353
5.00%, 07/01/30	555	609,243
5.00%, 10/01/30	190	209,404
5.00%, 12/01/30	220	243,099
Series A, 5.00%, 10/01/30	150	158,978
Series B, 5.00%, 10/01/30	100	105,985
State of Illinois Sales Tax Revenue RB
4.00%, 06/15/30 (BAM)	135	143,455
5.00%, 06/15/30	195	214,730
		9,571,776
Indiana — 1.6%
Ball State University RB, 5.00%, 07/01/30	40	44,239
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/30	260	277,460
Indiana Finance Authority RB
5.00%, 02/01/30	740	814,356
5.00%, 02/01/30	205	220,854
5.00%, 02/01/30	20	21,517
5.00%, 10/01/30	635	706,169
5.00%, 10/01/31	170	189,181
5.00%, 10/01/32	70	77,550
5.00%, 10/01/34	65	71,885
Indiana Municipal Power Agency RB
5.00%, 01/01/30 (AGC)	55	60,454
5.00%, 01/01/30	90	94,537
5.00%, 01/01/30	30	32,242
Indiana University RB
4.00%, 06/01/30	75	80,039
5.00%, 08/01/30	110	122,595
5.00%, 06/01/32	130	143,640
5.00%, 08/01/32	35	38,783
Indianapolis Local Public Improvement Bond Bank RB
5.00%, 01/01/30	25	26,192
5.00%, 02/01/30	435	477,268
Purdue University RB
5.00%, 07/01/30	385	428,016
5.00%, 07/01/30	25	26,585
5.00%, 07/01/31	155	172,646
5.00%, 07/01/33	55	60,864
		4,187,072
Iowa — 0.4%
City of Des Moines IA GO
5.00%, 06/01/33	120	133,383
6.00%, 06/01/30	75	86,269
City of Des Moines Iowa GO
4.00%, 06/01/30	60	62,220
4.00%, 06/01/30	110	115,486
5.00%, 06/01/30	55	61,083
5.00%, 06/01/31	135	151,255
Iowa Finance Authority RB, 5.00%, 08/01/30	265	282,513
		892,209
Kansas — 0.4%
County of Johnson Kansas GO, 3.00%, 09/01/30	20	20,289
Johnson County Public Building Commission RB, 5.00%, 09/01/30	50	55,858

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kansas (continued)
Johnson County Unified School District No. 229 Blue Valley GO
3.00%, 10/01/32	$25	$25,204
5.00%, 10/01/30	260	291,309
Kansas Development Finance Authority, 4.00%, 05/01/31	40	42,374
Kansas Development Finance Authority RB
5.00%, 05/01/30	100	110,714
5.00%, 04/01/31	115	126,608
State of Kansas Department of Transportation RB, 5.00%, 09/01/30	365	408,777
		1,081,133
Kentucky — 0.8%
Kentucky State Property & Building Commission
5.00%, 04/01/30	70	77,364
5.00%, 06/01/30	155	171,880
Kentucky State Property & Building Commission RB
5.00%, 10/01/30	345	384,924
5.00%, 11/01/30	245	273,790
5.00%, 11/01/30	125	133,586
Kentucky Turnpike Authority RB, 5.00%, 07/01/30	470	521,221
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 05/15/30	250	276,656
Louisville Water Co. RB, 5.00%, 11/15/30	50	56,158
Louisville/Jefferson County Metropolitan Government, 5.00%, 04/01/30	90	99,808
Louisville/Jefferson County Metropolitan Government GO, 5.00%, 12/01/30	70	78,691
		2,074,078
Louisiana — 0.9%
City of New Orleans LA GO, 5.00%, 12/01/32	25	27,701
City of New Orleans Louisiana GO
5.00%, 12/01/30	135	149,491
5.00%, 12/01/31	295	328,113
New Orleans Aviation Board RB, 5.00%, 10/01/30 (AGM)	155	164,789
State of Louisiana Gasoline & Fuels Tax Revenue RB, 5.00%, 05/01/30	180	199,132
State of Louisiana GO
5.00%, 03/01/30	65	71,910
5.00%, 03/01/30	60	64,850
5.00%, 04/01/30	45	49,870
5.00%, 09/01/30	415	464,044
5.00%, 12/01/30	30	33,684
5.00%, 03/01/34	75	81,764
Series A, 5.00%, 03/01/31	20	22,070
State of Louisiana RB
5.00%, 09/01/30	290	322,669
5.00%, 09/01/30	155	164,988
5.00%, 09/01/33	165	181,688
		2,326,763
Maine — 0.6%
City of Portland Maine GO
5.00%, 10/01/30	100	109,935
5.00%, 11/01/30	20	22,494
Maine Governmental Facilities Authority RB
5.00%, 10/01/30	75	83,609
5.00%, 10/01/30	45	48,023
5.00%, 10/01/30	75	81,925
Security	Par (000)	Value
Maine (continued)
Maine Municipal Bond Bank RB
5.00%, 09/01/30	$140	$155,758
5.00%, 11/01/30	410	459,744
5.00%, 11/01/30	95	104,200
5.00%, 09/01/31	190	211,346
5.00%, 09/01/32	20	22,157
Maine Turnpike Authority RB
5.00%, 07/01/30	65	72,257
5.00%, 07/01/30	25	26,595
State of Maine GO, 5.00%, 06/01/30	170	189,033
		1,587,076
Maryland — 3.1%
City of Baltimore Maryland RB, 5.00%, 07/01/30	25	27,090
County of Anne Arundel Maryland GOL
5.00%, 04/01/30	75	83,313
5.00%, 10/01/30	295	323,150
County of Anne Arundel MD GOL, 5.00%, 04/01/30	240	266,600
County of Baltimore Maryland GO
5.00%, 08/01/30	70	78,307
5.00%, 03/01/31	200	220,508
County of Baltimore MD GO
4.00%, 03/01/32	20	21,119
5.00%, 03/01/30	205	227,318
County of Charles MD GO, 5.00%, 10/01/30	65	72,962
County of Frederick Maryland GO
5.00%, 08/01/30	25	26,690
5.00%, 10/01/30	85	95,412
County of Howard MD GO
5.00%, 02/15/30	40	44,312
5.00%, 08/15/30	225	251,902
5.00%, 08/15/31	80	89,183
County of Montgomery Maryland GO
4.00%, 11/01/30	130	139,496
5.00%, 08/01/30	170	190,175
County of Montgomery MD GO, 4.00%, 08/01/30	25	26,747
County of Prince George's Maryland GOL
5.00%, 07/01/30	80	89,337
5.00%, 07/15/30	180	191,963
5.00%, 09/01/30	80	89,647
5.00%, 09/15/30	305	342,048
Maryland State Transportation Authority RB
5.00%, 07/01/30	570	635,436
5.00%, 07/01/31	100	111,206
5.00%, 07/01/33	140	154,698
State of Maryland Department of Transportation RB
4.00%, 10/01/30	295	310,996
5.00%, 10/01/30	120	134,625
5.00%, 10/01/34	260	286,446
State of Maryland GO
5.00%, 03/01/30	75	83,165
5.00%, 03/15/30	120	133,174
5.00%, 03/15/30	170	183,964
5.00%, 06/01/30	465	518,362
5.00%, 08/01/30	305	341,196
5.00%, 03/15/32	85	93,510
Series A, 5.00%, 03/15/30	140	155,370
Series A, 5.00%, 03/15/30	255	269,769
Series A, 5.00%, 08/01/31	620	690,389
Series A, 5.00%, 08/01/33	210	231,665
University System of Maryland RB, 5.00%, 04/01/30	230	254,988

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
Washington Suburban Sanitary Commission RB
5.00%, 06/01/30 (GTD)	$70	$78,033
5.00%, 12/01/31 (GTD)	210	235,387
		7,799,658
Massachusetts — 2.0%
Commonwealth of Massachusetts GO, 5.00%, 10/01/30	605	680,593
Commonwealth of Massachusetts GOL
2.00%, 03/01/34	190	172,689
4.00%, 07/01/31	70	74,515
4.00%, 11/01/34	115	121,521
5.00%, 01/01/30	175	188,808
5.00%, 03/01/30	100	111,102
5.00%, 05/01/30	55	61,327
5.00%, 07/01/30	725	811,305
5.00%, 09/01/30	170	190,909
5.00%, 11/01/30	65	73,248
Series A, 5.50%, 08/01/30 (AMBAC)	500	560,988
Series B, 4.00%, 03/01/32	140	147,847
Series B, 5.00%, 07/01/32	55	61,111
Series E, 5.00%, 11/01/30	265	298,627
Series E, 5.00%, 11/01/32	55	61,466
Series E, 5.00%, 11/01/33	125	139,241
Commonwealth of Massachusetts RB, 5.50%, 01/01/30 (NPFGC)	105	117,345
Commonwealth of Massachusetts Transportation Fund Revenue RB, 5.00%, 06/01/30	45	47,850
Massachusetts Clean Water Trust.(The), 5.00%, 02/01/30	640	709,569
Massachusetts School Building Authority RB, 5.00%, 02/15/30	500	555,540
		5,185,601
Michigan — 1.2%
Chippewa Valley Schools GO, 5.00%, 05/01/30 (Q-SBLF)	20	21,642
Great Lakes Water Authority Water Supply System Revenue RB, 5.00%, 07/01/30	270	299,892
Karegnondi Water Authority RB, 5.00%, 11/01/30 (BAM)	130	144,837
Lansing Board of Water & Light, 5.00%, 07/01/30	200	221,678
Michigan State Building Authority RB, 5.00%, 10/15/30	350	392,102
Michigan State University, 5.00%, 02/15/30	95	104,963
Michigan State University RB
5.00%, 02/15/30	20	22,097
5.00%, 02/15/30	165	177,910
5.00%, 08/15/30	455	507,901
5.00%, 08/15/31	65	72,286
State of Michigan GO, Series A, 5.00%, 05/15/32	90	99,653
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/30	355	398,873
5.00%, 11/15/31	25	27,996
5.00%, 11/15/32	395	440,835
5.00%, 11/15/33	120	133,388
University of Michigan RB, 5.00%, 04/01/34	90	98,657
		3,164,710
Minnesota — 1.6%
City of Minneapolis GO, 5.00%, 12/01/30	100	112,562
County of Hennepin Minnesota GO
5.00%, 12/01/30	220	247,635
5.00%, 12/01/31	225	252,375
Security	Par (000)	Value
Minnesota (continued)
County of Hennepin MN GO, 5.00%, 12/01/33	$135	$150,438
Metropolitan Council GO
5.00%, 03/01/30	20	22,149
5.00%, 03/01/31	380	420,865
Minneapolis-St. Paul Metropolitan Airports Commission RB, 5.00%, 01/01/30	170	186,345
Minnesota Public Facilities Authority State Revolving Fund RB, 5.00%, 03/01/30	500	554,145
State of Minnesota GO
4.00%, 08/01/30	120	129,056
4.00%, 08/01/31	95	101,273
5.00%, 08/01/30	655	732,380
5.00%, 08/01/30	35	37,340
5.00%, 09/01/30	105	117,593
5.00%, 08/01/31	240	267,583
5.00%, 08/01/32	85	94,371
5.00%, 08/01/33	80	88,580
State of Minnesota RB, 5.00%, 03/01/30	210	232,395
University of Minnesota RB
5.00%, 02/01/30	90	99,287
5.00%, 08/01/30	180	200,692
		4,047,064
Mississippi — 0.2%
State of Mississippi GO
5.00%, 06/01/30	30	33,274
5.00%, 06/01/31	150	165,980
5.00%, 06/01/32	305	336,513
State of Mississippi RB, 5.00%, 10/01/30	40	44,429
		580,196
Missouri — 0.4%
Curators of the University of Missouri (The) RB, 5.00%, 11/01/30	345	386,891
Missouri Joint Municipal Electric Utility Commission RB, 5.00%, 01/01/30	535	585,681
		972,572
Nebraska — 0.6%
City of Lincoln Electric System Revenue RB, 5.00%, 09/01/32	70	76,708
City of Omaha NE GO, 5.00%, 04/15/30	20	22,214
City of Omaha Nebraska, 4.00%, 02/15/30	35	37,074
City of Omaha Nebraska GO
5.00%, 04/15/30	25	27,767
5.00%, 04/15/30	35	37,939
City of Omaha Sewer Revenue RB, 4.00%, 04/01/33	25	26,389
Nebraska Public Power District RB, 5.00%, 01/01/30	205	215,243
Omaha Public Power District Nebraska City Station Unit 2 RB, 5.00%, 02/01/30	500	550,327
Omaha Public Power District RB
5.00%, 02/01/30	375	415,163
5.00%, 02/01/30	75	79,010
Omaha School District GO, 4.00%, 12/15/32	35	36,959
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/30	75	79,861
		1,604,654
Nevada — 2.0%
Clark County School District GOL
4.00%, 06/15/32 (BAM)	340	358,589
5.00%, 06/15/30	405	448,406
5.00%, 06/15/30 (BAM)	85	94,412
5.00%, 06/15/31 (AG)	140	155,561

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada (continued)
Clark County Water Reclamation District GOL, 5.00%, 07/01/30	$140	$155,767
County of Clark Department of Aviation RB, 5.00%, 07/01/30	230	249,495
County of Clark Nevada GOL
4.00%, 11/01/32	70	74,508
5.00%, 06/01/30	85	92,434
5.00%, 12/01/30	300	322,500
County of Clark Nevada RB, 5.00%, 07/01/30	260	289,166
County of Clark NV
4.00%, 06/01/30	110	117,438
5.00%, 07/01/30	50	55,609
County of Washoe Gas Tax Revenue RB, 5.00%, 02/01/30	15	16,151
Las Vegas Valley Water District, 4.00%, 06/01/33	200	210,075
Las Vegas Valley Water District GOL
4.00%, 06/01/33	100	105,038
5.00%, 06/01/30	580	645,493
Nevada System of Higher Education RB, 5.00%, 07/01/30	250	277,489
State of Nevada GOL
3.00%, 05/01/33	55	55,127
3.00%, 05/01/34	75	75,155
5.00%, 05/01/30	50	55,614
5.50%, 05/01/30	85	96,257
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/32	105	110,986
5.00%, 12/01/30	130	146,221
5.00%, 12/01/30	35	37,177
Washoe County School District GOL
5.00%, 06/01/30	205	227,701
5.00%, 06/01/30 (BAM)	220	239,094
5.00%, 10/01/32	65	71,577
Washoe County School District/NV
5.00%, 06/01/30	55	61,091
5.00%, 10/01/30	60	66,441
5.00%, 10/01/33	60	65,868
		4,976,440
New Hampshire — 0.5%
City of Nashua NH GO, 4.00%, 09/01/31	50	53,492
New Hampshire Municipal Bond Bank
5.00%, 08/15/30	125	139,522
5.00%, 08/15/31	195	217,552
New Hampshire Municipal Bond Bank RB
5.00%, 02/15/30 (ST INTERCEPT)	30	33,131
5.00%, 08/15/30	255	284,625
5.00%, 08/15/30	90	98,371
State of New Hampshire GO
5.00%, 04/01/30	275	305,201
5.00%, 12/01/30	60	67,508
		1,199,402
New Jersey — 1.9%
County of Morris NJ GO, 2.00%, 02/01/30	1,300	1,249,228
New Jersey Economic Development Authority RB
5.00%, 06/15/30	135	147,928
5.00%, 11/01/30	115	128,272
5.00%, 11/01/30	85	92,834
New Jersey Educational Facilities Authority RB
5.00%, 06/01/30	145	160,678
5.00%, 06/15/30	115	126,572
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30	$1,135	$1,257,087
5.00%, 06/15/30	315	338,085
5.00%, 06/15/30	110	118,062
New Jersey Turnpike Authority RB, 5.00%, 01/01/30	155	170,420
State of New Jersey GO, Series A, 4.00%, 06/01/30	1,060	1,135,107
		4,924,273
New Mexico — 1.2%
New Mexico Finance Authority, 5.00%, 06/15/32	305	336,958
New Mexico Finance Authority RB
5.00%, 06/01/30	475	528,845
5.00%, 06/15/30	295	328,705
5.00%, 06/01/31	120	133,098
Series A, 5.00%, 06/15/30	360	401,131
New Mexico State University RB, 5.00%, 04/01/30 (BAM)	230	242,765
State of New Mexico GO
5.00%, 03/01/30	170	187,863
5.00%, 03/01/34	60	65,838
7.00%, 03/01/30	165	195,407
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/30	470	522,304
		2,942,914
New York — 9.9%
Battery Park City Authority, 5.00%, 11/01/30	110	124,596
City of New York GO
5.00%, 01/01/30	45	48,169
5.00%, 04/01/30	305	337,561
5.00%, 04/01/30	315	338,930
5.00%, 08/01/30	1,630	1,816,265
5.00%, 08/01/30	145	155,400
5.00%, 08/01/30	70	73,527
5.00%, 10/01/30	145	162,099
5.00%, 10/01/30	100	108,668
5.00%, 08/01/31	610	673,817
5.00%, 08/01/31	100	110,462
5.00%, 04/01/32	40	44,259
5.00%, 08/01/32	100	110,155
Series A-1, 4.00%, 08/01/34	130	135,623
Series C, 5.00%, 08/01/30	215	239,569
Series C, 5.00%, 08/01/33	35	38,395
Series C-1, 5.00%, 08/01/30	340	378,853
Series C-1, 5.00%, 08/01/32	115	126,678
Series C-1, 5.00%, 08/01/34	235	256,751
City of New York NY GO
5.00%, 04/01/30	85	94,074
5.00%, 08/01/30	70	77,999
5.00%, 09/01/30	45	48,822
5.00%, 11/01/30	125	139,969
5.00%, 04/01/31	45	49,916
5.00%, 11/01/31	50	55,465
Series C-1, 5.00%, 08/01/31	20	22,092
City of Yonkers NY GO, 5.00%, 02/01/30 (AG)	100	110,347
City of Yonkers NY GOL, 5.00%, 02/15/30 (AG)	50	55,274
County of Westchester New York GOL, 3.00%, 10/15/30	95	97,355
Empire State Development Corp. RB
4.00%, 03/15/34	35	36,323
5.00%, 03/15/30	525	582,461
5.00%, 03/15/31	70	77,454

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
5.00%, 03/15/32	$220	$245,072
5.00%, 03/15/33	430	471,853
5.00%, 03/15/33	205	227,240
Series E, 4.00%, 03/15/34	235	242,983
Long Island Power Authority RB, 5.00%, 09/01/34	185	203,585
Metropolitan Transportation Authority, 5.00%, 11/15/33	265	290,489
Metropolitan Transportation Authority Dedicated Tax Fund RB, Series A, 0.00%, 11/15/30(a)	275	242,991
Metropolitan Transportation Authority RB
5.00%, 11/15/30	1,085	1,214,227
5.00%, 11/15/30	115	121,179
New York City Municipal Water Finance Authority RB
5.00%, 06/15/30	320	357,892
5.00%, 06/15/30	235	249,938
5.00%, 06/15/30	145	156,502
Series DD-1, 5.00%, 06/15/30	80	89,473
Series EE, 5.00%, 06/15/30	160	178,946
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/30 (SAW)	650	692,354
Series S, 5.00%, 07/15/30 (SAW)	65	69,235
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 02/01/30	100	110,207
5.00%, 06/15/30	65	71,928
5.00%, 07/15/30 (SAW)	50	55,976
5.00%, 08/01/30	30	33,400
5.00%, 08/01/30	30	32,558
5.00%, 11/01/30	25	27,969
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/30	215	236,961
5.00%, 05/01/30	205	227,087
5.00%, 08/01/30	20	22,266
5.00%, 11/01/30	1,350	1,510,308
5.00%, 11/01/30	185	201,774
5.00%, 05/01/31	170	189,706
5.00%, 08/01/31	50	55,466
5.00%, 11/01/31	180	200,545
5.00%, 05/01/32	220	244,363
5.00%, 11/01/32	185	205,170
5.00%, 05/01/34	350	384,595
New York State Dormitory Authority RB
5.00%, 03/15/30	820	910,938
5.00%, 03/15/30	545	575,542
5.00%, 03/15/30	440	470,446
5.00%, 03/15/30	150	161,625
5.00%, 07/01/30	370	406,015
5.00%, 07/01/30	155	164,988
5.00%, 09/15/30	20	22,205
5.00%, 10/01/30 (AG SAW)	45	50,601
5.00%, 10/01/30 (SAW)	125	139,033
5.00%, 10/01/30 (AGM)	530	581,006
5.00%, 03/15/31	330	368,576
5.00%, 07/01/31	115	129,503
5.00%, 10/01/32 (BAM)	335	372,340
5.00%, 10/01/33 (BAM)	515	570,688
Series A, 4.00%, 03/15/34	190	199,102
Series A, 5.00%, 03/15/30	65	72,196
Series A, 5.00%, 03/15/32	475	528,692
Series D, 5.00%, 02/15/32	55	60,488
Security	Par (000)	Value
New York (continued)
Series D, 5.00%, 02/15/33	$360	$394,454
Series D, 5.00%, 02/15/34	100	109,319
New York State Environmental Facilities Corp. RB
5.00%, 06/15/30	150	168,228
5.00%, 06/15/30	190	202,134
New York State Thruway Authority RB
5.00%, 01/01/30	230	254,305
5.00%, 03/15/30	385	426,817
5.00%, 01/01/33	60	65,742
Port Authority of New York & New Jersey RB
5.00%, 01/15/30	40	44,410
5.00%, 07/15/33	190	210,218
Series 209TH, 5.00%, 07/15/30	45	47,921
Series 222, 5.00%, 07/15/32	125	138,792
State of New York GO, 3.00%, 02/15/30	30	30,263
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/30	85	91,899
5.00%, 05/15/30	180	200,952
5.00%, 11/15/30	825	926,349
5.00%, 11/15/34	170	188,813
Series A, 0.00%, 11/15/30(a)	580	506,715
		25,382,881
North Carolina — 2.4%
City of Charlotte Airport Revenue RB, 5.00%, 07/01/30	85	94,546
City of Charlotte NC COP
5.00%, 06/01/30	185	205,728
5.00%, 06/01/30	70	76,029
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/32	145	161,086
City of Charlotte North Carolina COP
5.00%, 06/01/30	150	162,717
5.00%, 12/01/30	70	78,629
City of Charlotte North Carolina GO, 5.00%, 07/01/30	150	167,494
City of Charlotte Water & Sewer System Revenue RB
3.00%, 07/01/30	25	25,126
5.00%, 07/01/30	150	167,494
5.00%, 07/01/30	15	16,357
City of Durham North Carolina RB, 5.00%, 10/01/30	80	89,641
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/30	185	205,057
City of Raleigh Combined Enterprise System Revenue North Carolina RB, 5.00%, 09/01/30	55	61,652
City of Raleigh North Carolina RB
5.00%, 10/01/30	385	430,854
5.00%, 06/01/31	110	122,183
5.00%, 06/01/32	20	22,107
County of Forsyth NC RB, 5.00%, 04/01/30	125	138,633
County of Guilford North Carolina GO, 5.00%, 03/01/30	200	221,840
County of Johnston NC RB, 5.00%, 04/01/30	80	88,494
County of Johnston North Carolina RB, 5.00%, 04/01/32	65	71,507
County of Mecklenburg North Carolina GO, 5.00%, 03/01/30	55	61,006
County of New Hanover NC GO, 4.00%, 08/01/30	120	128,907
County of Union NC GO, 5.00%, 09/01/30	305	342,032
County of Wake NC GO
5.00%, 02/01/30	100	110,763
5.00%, 05/01/30	160	178,171
County of Wake NC RB, 5.00%, 05/01/30	45	50,033
County of Wake North Carolina GO, 5.00%, 04/01/30	205	227,876

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Carolina (continued)
County of Wake North Carolina RB
5.00%, 05/01/30	$55	$61,152
5.00%, 09/01/30	225	245,773
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/30	275	300,966
5.00%, 01/01/32	120	130,479
North Carolina State University at Raleigh RB
5.00%, 10/01/30	145	160,748
5.00%, 10/01/34	260	284,993
State of North Carolina RB
5.00%, 03/01/30	435	481,622
5.00%, 03/01/30	220	237,450
Series B, 3.00%, 05/01/33	170	169,983
Series B, 5.00%, 05/01/30	60	66,737
Series B, 5.00%, 05/01/33	250	275,015
University of North Carolina at Greensboro RB, 5.00%, 04/01/30	100	105,528
		6,226,408
North Dakota — 0.2%
North Dakota Building Authority RB
5.00%, 12/01/30	40	44,582
5.00%, 12/01/31	130	145,021
5.00%, 12/01/32	75	83,162
North Dakota Public Finance Authority RB, 5.00%, 10/01/30	110	123,360
		396,125
Ohio — 3.2%
American Municipal Power, Inc. RB
5.00%, 02/15/30	310	338,466
5.00%, 02/15/30	195	208,986
5.00%, 02/15/33	175	189,940
Cincinnati City School District GO, 5.25%, 12/01/30 (NPFGC)	20	22,612
City of Cleveland Income Tax Revenue RB
4.00%, 10/01/31	65	69,288
5.00%, 10/01/30	70	73,786
City of Cleveland Ohio GOL, 4.00%, 12/01/30	125	132,665
City of Columbus OH GO, 5.00%, 04/01/30	90	99,805
City of Columbus Ohio GO
5.00%, 04/01/30	20	21,680
5.00%, 08/15/30	130	145,275
5.00%, 10/01/30	250	280,093
5.00%, 04/01/31	180	201,287
5.00%, 04/01/32	230	256,452
City of Columbus Ohio GOL, 5.00%, 04/01/30	55	60,992
Cleveland Department of Public Utilities Division of Public Power RB, 5.00%, 11/15/30 (AG)	25	27,300
Cleveland Department of Public Utilities Division of Water RB, 5.00%, 01/01/31	45	49,690
County of Cuyahoga OH Sales Tax Revenue RB, 4.00%, 01/01/30	25	26,498
County of Cuyahoga Ohio GOL, 4.00%, 12/01/32	25	26,474
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/30	50	56,083
Ohio State University (The) RB, 5.00%, 12/01/30	405	455,320
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/30	30	33,057
5.00%, 02/15/30	115	121,062
Security	Par (000)	Value
Ohio (continued)
Ohio Water Development Authority RB
5.00%, 06/01/30	$375	$417,788
5.00%, 12/01/30	150	168,834
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/30	380	423,358
5.00%, 12/01/30	55	61,906
5.00%, 12/01/30	155	172,544
5.00%, 06/01/31	105	116,768
5.00%, 06/01/31	75	84,313
5.00%, 12/01/31	355	394,206
5.00%, 06/01/33	50	55,243
5.00%, 06/01/33	190	212,091
5.00%, 12/01/33	145	160,011
5.25%, 12/01/32	40	45,186
5.25%, 12/01/33	110	123,872
State of Ohio GO
5.00%, 03/01/30	185	204,797
5.00%, 03/15/30	290	321,294
5.00%, 05/01/30	100	111,087
5.00%, 09/01/30	180	201,330
5.00%, 09/15/30	545	610,056
5.00%, 05/01/31	25	27,718
State of Ohio GOL
5.00%, 05/01/30	95	105,532
5.00%, 11/01/30	135	151,502
State of Ohio RB
5.00%, 02/01/30	145	159,945
5.00%, 04/01/30	140	154,957
5.00%, 10/01/30	245	273,915
5.00%, 12/01/30	395	443,059
5.00%, 12/01/30	95	101,955
University of Cincinnati RB, 5.00%, 06/01/30	60	66,383
		8,266,461
Oklahoma — 1.3%
City of Oklahoma City OK GO, 5.00%, 03/01/30	275	304,553
City of Oklahoma City Oklahoma GO, 3.00%, 03/01/30	65	65,662
Grand River Dam Authority RB, 5.00%, 06/01/30	25	27,582
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/30	145	160,866
5.00%, 07/01/30	90	95,774
Oklahoma County Independent School District No. 12 Edmond GO, 4.00%, 08/01/30	200	212,099
Oklahoma Department of Transportation RB, 5.00%, 09/01/30	160	170,468
Oklahoma Municipal Power Authority RB, 5.00%, 01/01/30 (AGM)	90	98,389
Oklahoma State University RB
5.00%, 09/01/31	100	110,969
5.00%, 09/01/32	360	397,719
Oklahoma Turnpike Authority RB, 5.00%, 01/01/30	365	400,307
Oklahoma Water Resources Board RB
4.00%, 04/01/33	110	115,797
5.00%, 04/01/30	355	392,199
5.00%, 04/01/30 (OK CERF)	100	110,479
5.00%, 10/01/30	260	290,088
5.00%, 04/01/32	230	253,474
University of Oklahoma (The) RB, 5.00%, 07/01/31	50	55,249
		3,261,674

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon — 1.4%
City of Portland OR Sewer System Revenue RB, 5.00%, 03/01/32	$50	$55,676
City of Portland OR Water System Revenue RB, 5.00%, 05/01/30	125	138,767
City of Portland Oregon GOL, 5.00%, 06/15/30	40	42,579
City of Portland Sewer System Revenue RB
4.00%, 03/01/33	75	79,233
5.00%, 10/01/30	295	330,273
City of Portland Water System Revenue RB, 5.00%, 05/01/30	155	170,262
Clackamas County School District No. 86 Canby GO, 5.00%, 06/15/30 (GTD)	55	61,018
Hillsboro School District No. 1J GO, 5.00%, 06/15/30 (GTD)	35	38,906
Multnomah County School District No. 1J Portland GO, 3.00%, 06/15/34 (GTD)	350	347,089
Multnomah County School District No. 40 GO, 0.00%, 06/15/30 (GTD)(a)	490	432,171
Oregon City School District No. 62 GO
0.00%, 06/15/30 (GTD)(a)	150	133,615
5.00%, 06/15/30	310	329,676
Portland Community College District GO, 5.00%, 06/15/30	135	150,365
Salem-Keizer School District No. 24J GO, 5.00%, 06/15/32 (GTD)	85	94,302
Salem-Keizer School District No. 24J GOL, 0.00%, 06/15/30(a)	170	149,679
State of Oregon Department of Transportation RB, 5.00%, 05/15/30	65	72,245
State of Oregon GO
5.00%, 05/01/30	485	539,249
5.00%, 05/01/30	75	81,582
5.00%, 06/01/32	50	55,478
5.00%, 05/15/33	105	115,809
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 10/01/30	35	36,738
		3,454,712
Pennsylvania — 2.1%
Allegheny County Sanitary Authority RB
5.00%, 12/01/30	95	106,190
5.00%, 06/01/31	55	61,793
5.00%, 06/01/32	100	112,057
City of Philadelphia PA Airport Revenue RB
5.00%, 07/01/30	55	61,177
5.00%, 07/01/31	50	55,280
City of Philadelphia Pennsylvania GO
5.00%, 02/01/30	95	103,381
5.00%, 05/01/30	70	77,193
City of Philadelphia Water & Wastewater Revenue RB
5.00%, 09/01/30 (AGC)	215	239,190
5.00%, 10/01/32	50	55,518
5.00%, 10/01/33	60	66,412
Commonwealth of Pennsylvania GO
4.00%, 05/01/32	145	153,050
4.00%, 05/01/33	275	289,226
5.00%, 05/01/30	175	194,027
5.00%, 08/15/30	410	457,051
5.00%, 09/01/30	335	373,770
5.00%, 10/01/30	185	206,747
5.00%, 05/01/31	245	272,579
Security	Par (000)	Value
Pennsylvania (continued)
County of Allegheny Pennsylvania GO, 5.00%, 12/01/30	$45	$50,388
Pennsylvania State University (The) RB
5.00%, 09/01/30	160	178,539
5.00%, 09/01/33	30	32,849
Pennsylvania State University.(The), 5.00%, 03/01/31	260	287,233
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/30	825	919,465
Philadelphia Gas Works Co. RB
5.00%, 08/01/30	400	443,039
5.00%, 08/01/30 (AG)	90	99,846
5.00%, 08/01/32 (AG)	40	44,201
5.00%, 08/01/33 (AG)	50	55,035
Pittsburgh Water & Sewer Authority RB
0.00%, 09/01/30 (NPFGC)(a)	220	193,135
5.00%, 09/01/30	160	176,612
5.00%, 09/01/30 (AGM)	95	105,820
		5,470,803
Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/33	225	245,556
State of Rhode Island GO
5.00%, 05/01/30	65	72,070
5.00%, 05/01/30	45	48,828
5.00%, 10/15/30	100	111,891
5.00%, 12/01/30	75	84,129
		562,474
South Carolina — 0.6%
Beaufort County School District/SC GO, 5.00%, 03/01/30 (SCSDE)	85	94,036
City of Charleston Waterworks & Sewer System Revenue RB, 4.00%, 01/01/30	170	181,522
County of Charleston South Carolina GO, 5.00%, 11/01/30	65	73,111
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/30	430	479,971
South Carolina Public Service Authority RB, 5.00%, 12/01/30	175	194,296
South Carolina Transportation Infrastructure Bank RB
4.00%, 10/01/30	70	74,781
5.00%, 10/01/30	75	83,901
5.00%, 10/01/30	265	283,298
		1,464,916
South Dakota — 0.1%
South Dakota Conservancy District RB
5.00%, 08/01/30	210	234,616
5.00%, 08/01/30	40	42,677
		277,293
Tennessee — 2.1%
City of Chattanooga Electric Revenue RB, 5.00%, 09/01/30	20	22,373
City of Chattanooga Tennessee GO, 5.00%, 02/01/30	100	107,824
City of Knoxville Tennessee GO, 5.00%, 05/01/30	70	77,860
City of Knoxville Wastewater System Revenue RB, 5.00%, 04/01/30	95	105,441
City of Memphis Memphis Light Gas & Water Division Electric System Revenue RB
5.00%, 12/01/30	110	123,245
5.00%, 12/01/32	115	127,631

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
City of Memphis Sanitary Sewerage System Revenue RB
5.00%, 10/01/30	$70	$78,271
5.00%, 10/01/32	145	160,506
5.00%, 10/01/33	180	198,596
City of Memphis Tennessee GO
5.00%, 05/01/30	320	354,655
5.00%, 12/01/30	160	179,389
City of Memphis Tennessee GOL, 5.00%, 10/01/30	100	111,755
City of Memphis TN Sanitary Sewerage System Revenue RB, 5.00%, 10/01/31	175	194,391
City of Oak Ridge Tennessee GO, 2.00%, 06/01/32	50	46,553
County of Hamilton Tennessee GO
5.00%, 04/01/30	100	105,902
5.00%, 08/01/30	150	167,992
County of Knox Tennessee GO, 5.00%, 06/01/30	270	300,488
County of Montgomery Tennessee GO, 5.00%, 06/01/32	30	33,027
County of Montgomery TN GO, 5.00%, 06/01/33	95	104,237
County of Rutherford Tennessee GO, 5.00%, 04/01/30	160	177,787
County of Shelby Tennessee GO, 4.00%, 04/01/32	80	84,435
County of Shelby TN GO, 5.00%, 04/01/30	80	88,725
County of Sumner Tennessee GO
4.00%, 12/01/30	80	84,388
5.00%, 06/01/30	100	111,205
5.00%, 12/01/30	20	21,517
County of Williamson Tennessee GO
5.00%, 04/01/30	70	74,131
5.00%, 04/01/30	25	27,055
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 01/01/30	265	291,979
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, 5.00%, 05/15/30	130	144,331
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/30	30	31,879
5.00%, 07/01/30	45	47,777
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, 5.00%, 07/01/30	130	144,762
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue RB
5.00%, 07/01/30	245	272,820
5.00%, 07/01/31	50	55,452
Metropolitan Nashville Airport Authority (The) RB
5.00%, 07/01/31	125	137,705
5.00%, 07/01/32	50	54,915
5.00%, 07/01/34	80	87,296
Metropolitan Nashville Airport Authority.(The), 5.00%, 07/01/30	500	556,308
State of Tennessee GO
5.00%, 02/01/30	45	47,466
5.00%, 11/01/30	85	95,619
		5,237,688
Texas — 13.1%
Alamo Community College District GOL
4.00%, 08/15/33	75	79,069
5.00%, 02/15/30	90	99,134
Aldine Independent School District GO, 5.00%, 02/15/30 (PSF)	200	221,056
Allen Independent School District GO, 5.00%, 02/15/30 (PSF)	100	110,406
Security	Par (000)	Value
Texas (continued)
Arlington Independent School District Texas GO
4.00%, 02/15/31 (PSF)	$140	$147,948
5.00%, 02/15/30 (PSF)	415	457,175
Aubrey Independent School District GO, 5.00%, 02/15/30 (PSF)	85	93,329
Austin Independent School District GO
5.00%, 08/01/30	165	183,414
5.00%, 08/01/30 (PSF)	215	239,714
5.00%, 08/01/32 (PSF)	65	72,055
Birdville Independent School District GO, 5.00%, 02/15/30 (PSF)	20	21,065
Board of Regents of the University of Texas System, 5.00%, 08/15/30	70	78,163
Board of Regents of the University of Texas System RB, 5.00%, 08/15/30	45	50,294
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/31 (PSF)	85	93,482
Central Texas Regional Mobility Authority RB
0.00%, 01/01/30(a)	100	89,728
5.00%, 01/01/30	245	268,693
Central Texas Turnpike System RB, 0.00%, 08/15/30 (AMBAC)(a)	110	96,871
City of Arlington Texas GOL
5.00%, 08/15/30	65	72,219
5.00%, 08/15/30	25	27,190
City of Austin Electric Utility Revenue RB
5.00%, 11/15/30	210	235,055
5.00%, 11/15/30	20	21,909
City of Austin Texas GOL
5.00%, 09/01/30	400	447,192
5.00%, 09/01/33	55	60,964
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/30	60	67,159
City of Austin TX GOL, 5.00%, 09/01/30	60	67,079
City of Austin Water & Wastewater System Revenue RB, 5.00%, 11/15/30	235	263,604
City of Conroe Texas GOL, 5.00%, 03/01/30	70	77,174
City of Corpus Christi TX GOL
5.00%, 03/01/30	595	640,093
5.00%, 03/01/32	100	109,254
City of Dallas Texas GOL
5.00%, 02/15/30	445	490,887
5.00%, 02/15/30	125	134,806
City of Dallas TX GOL
5.00%, 02/15/30	55	60,671
5.00%, 02/15/31	300	330,030
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/30	50	53,436
5.00%, 10/01/31	65	72,455
City of Denton Texas GOL
3.00%, 02/15/33	155	155,311
5.00%, 02/15/30	260	286,388
City of Fort Worth Texas GOL, 5.00%, 03/01/30	45	49,833
City of Fort Worth TX GOL, 4.00%, 03/01/30	55	58,374
City of Fort Worth Water & Sewer System Revenue RB, 3.00%, 02/15/34	115	115,551
City of Frisco Texas GOL, 5.00%, 02/15/30	80	88,119
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/30 (AG)	250	274,628

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Garland Water & Sewer System Revenue RB, 5.00%, 03/01/30	$25	$26,843
City of Greenville Texas GOL, 3.00%, 02/15/32 (BAM)	95	95,781
City of Houston Airport System Revenue RB, Series B, 5.00%, 07/01/30	125	132,187
City of Houston Combined Utility System Revenue RB
5.00%, 11/15/30	290	325,719
Series D, 5.00%, 11/15/30	50	53,665
City of Houston Texas GOL
5.00%, 03/01/30	30	33,038
5.00%, 03/01/30	370	398,612
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/30	300	335,649
5.00%, 11/15/31	100	112,007
City of Irving Texas GOL, 5.00%, 09/15/30	15	16,713
City of Irving TX GOL, 5.00%, 09/15/30	100	111,419
City of League City Texas GOL, 3.00%, 02/15/30	60	60,355
City of Lubbock Electric Light & Power System Revenue RB, 5.00%, 04/15/30 (AG)	25	27,600
City of Lubbock Texas GOL, 5.00%, 02/15/30	125	137,687
City of Lubbock Water & Wastewater System RB, 4.00%, 02/15/30	35	36,478
City of Odessa Texas GOL, 3.00%, 03/01/32	120	118,958
City of Plano Texas GOL
2.00%, 09/01/33	100	92,150
3.00%, 09/01/30	125	126,539
5.00%, 09/01/30	125	131,626
City of San Antonio Electric & Gas Systems Revenue RB
4.00%, 02/01/30	290	307,896
5.00%, 02/01/30	65	69,968
5.00%, 02/01/34	105	114,078
City of San Antonio Texas GOL, 5.00%, 02/01/30	120	132,078
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/30	225	247,673
City of San Antonio TX GOL, 5.00%, 02/01/30	155	170,600
City of Waco TX GOL, 5.00%, 02/01/30	170	187,178
Clear Creek Independent School District GO, 5.00%, 02/15/30 (PSF)	570	629,316
Collin County Community College District GOL, Series A, 5.00%, 08/15/30	60	65,320
Comal Independent School District GO, 5.00%, 02/01/30 (PSF)	50	54,999
Conroe Independent School District GO
3.00%, 02/15/32 (PSF)	100	101,190
4.00%, 02/15/32 (PSF)	80	84,243
5.00%, 02/15/30 (PSF)	740	817,005
County of Bexar Texas GOL, 5.00%, 06/15/33	100	110,013
County of Bexar Texas RB, 4.00%, 08/15/30	35	36,297
County of Collin Texas GOL, 5.00%, 02/15/30	40	43,089
County of Collin TX GOL, 5.00%, 02/15/30	40	44,060
County of Dallas TX GOL, 5.00%, 08/15/30	90	100,159
County of Fort Bend Texas GO, 5.00%, 03/01/30	90	99,149
County of Harris Texas GO, 5.00%, 10/01/30	100	111,514
County of Harris Texas GOL, 5.00%, 08/15/30	60	66,746
County of Harris Toll Road Revenue RB
4.00%, 08/15/33	90	94,423
4.00%, 08/15/34	160	167,024
5.00%, 08/15/30	220	245,567
County of Harris TX GO, 5.00%, 09/15/30	105	116,990
Security	Par (000)	Value
Texas (continued)
County of Harris TX GOL, 5.00%, 10/01/30	$105	$117,090
County of Harris TX Toll Road Revenue RB
5.00%, 08/15/30	75	79,054
5.00%, 08/15/32	55	61,088
County of Travis Texas GOL, 5.00%, 03/01/30	60	66,149
County of Williamson Texas GOL, 5.00%, 02/15/30	235	258,946
Crowley Independent School District GO, 0.00%, 08/01/30 (PSF)(a)	85	75,175
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/32 (PSF)	250	263,260
5.00%, 02/15/30 (PSF)	650	718,168
5.00%, 02/15/30 (PSF)	120	126,414
5.00%, 02/15/30 (PSF)	105	113,312
Dallas Area Rapid Transit RB
5.00%, 12/01/30	135	148,335
5.00%, 12/01/30	230	255,543
5.00%, 12/01/31	20	22,173
Dallas Fort Worth International Airport RB
4.00%, 11/01/34	65	67,828
5.00%, 11/01/30	690	770,587
5.00%, 11/01/31	170	188,974
5.00%, 11/01/32	95	105,219
Series A, 5.00%, 11/01/32	90	99,681
Dallas Independent School District GO
5.00%, 02/15/30 (PSF)	495	546,912
5.00%, 02/15/30 (PSF)	140	151,253
Del Valle Independent School District Texas GO
5.00%, 06/15/30 (PSF)	630	698,100
5.00%, 06/15/30	65	70,569
Denton Independent School District GO
5.00%, 08/15/30	100	111,672
5.00%, 08/15/30 (PSF)	105	117,256
DeSoto Independent School District GO, 5.00%, 08/15/30 (PSF)	100	108,775
Elgin Independent School District GO, 5.00%, 08/01/30 (PSF)	65	72,120
Fort Bend Independent School District GO
5.00%, 08/15/30 (PSF)	205	228,273
5.00%, 08/15/30 (PSF)	55	60,119
Fort Worth Independent School District GO, 5.00%, 02/15/30 (PSF)	190	209,695
Frisco Independent School District GO, 5.00%, 02/15/30 (PSF)	300	330,731
Garland Independent School District GO, 5.00%, 02/15/30 (PSF)	300	330,853
Georgetown Independent School District GO
5.00%, 08/15/30	55	61,144
5.00%, 08/15/30 (PSF)	130	144,522
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30	140	147,981
Grapevine-Colleyville Independent School District GO, 5.00%, 08/15/30 (PSF)	95	105,655
Harris County Flood Control District GOL
5.00%, 09/15/30	75	83,564
5.00%, 10/01/30	125	139,393
5.00%, 10/01/30	420	458,431
5.00%, 10/01/31	50	55,634
Hays Consolidated Independent School District GO, 5.00%, 02/15/30 (PSF)	405	445,666
Houston Independent School District GOL, 5.00%, 02/15/30 (PSF)	125	131,436

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Katy Independent School District GO, 5.00%, 02/15/30 (PSF)	$85	$93,569
Keller Independent School District Texas GO, 5.00%, 08/15/30	110	118,537
Klein Independent School District GO
5.00%, 08/01/30 (PSF)	230	255,815
5.00%, 08/01/31	85	94,584
Lamar Consolidated Independent School District GO
5.00%, 02/15/30	220	242,150
5.00%, 02/15/30 (PSF)	85	93,707
Laredo Independent School District, 5.00%, 08/01/30 (PSF)	75	83,316
Leander Independent School District, 5.00%, 08/15/32 (PSF)	70	77,520
Leander Independent School District GO
5.00%, 08/15/30 (PSF)	50	55,563
5.00%, 08/15/30 (PSF)	40	42,561
Lewisville Independent School District GO, 5.00%, 08/15/30 (PSF)	115	128,528
Lower Colorado River Authority, 5.00%, 05/15/30	90	99,292
Lower Colorado River Authority RB
5.00%, 05/15/30	85	94,104
5.00%, 05/15/30 (AGM)	360	398,560
5.00%, 05/15/30	50	54,005
5.00%, 05/15/34	120	130,836
Mesquite Independent School District GO, 5.00%, 08/15/30 (PSF)	160	178,603
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB
5.00%, 11/01/30	675	723,279
5.00%, 11/01/30	60	65,947
Midland Independent School District GO, 5.00%, 02/15/30 (PSF)	75	82,744
New Hope Higher Education Finance Corp. RB, 5.00%, 03/15/30	155	170,745
North East Independent School District Texas GO, 5.00%, 08/01/30 (PSF)	30	33,381
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System RB
3.00%, 06/01/33	135	134,865
3.00%, 06/01/34	165	163,419
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/30	205	219,087
4.00%, 09/01/31	175	186,381
5.00%, 09/01/30	60	66,949
North Texas Tollway Authority RB
0.00%, 01/01/30 (AGC)(a)	465	419,013
5.00%, 01/01/30	60	65,837
Northside Independent School District GO
4.00%, 08/15/32 (PSF)	50	52,883
5.00%, 08/15/30 (PSF)	255	283,717
5.00%, 08/15/31 (PSF)	60	66,480
Northwest Independent School District GO
4.00%, 02/15/34 (PSF)	120	125,225
5.00%, 02/15/30 (PSF)	220	242,090
5.00%, 02/15/31 (PSF)	60	65,987
Pasadena Independent School District GO, 5.00%, 02/15/30 (PSF)	205	225,667
Permanent University Fund - University of Texas System RB, 5.25%, 07/01/30	80	89,844
Security	Par (000)	Value
Texas (continued)
Pflugerville Independent School District GO
5.00%, 02/15/33 (PSF)	$40	$43,708
5.00%, 02/15/34 (PSF)	80	87,155
Plano Independent School District GO, 5.00%, 02/15/30	145	159,716
Port Authority of Houston of Harris County Texas RB, 5.00%, 10/01/30	30	33,430
Prosper Independent School District GO
5.00%, 02/15/30 (PSF)	225	247,592
5.00%, 02/15/30 (PSF)	110	115,700
Rockwall Independent School District GO, 5.00%, 02/15/30	20	22,114
Round Rock Independent School District GO
5.00%, 08/01/30 (PSF)	75	83,316
5.00%, 08/01/30 (PSF)	285	303,713
San Antonio Independent School District Texas GO
5.00%, 08/15/30 (PSF)	360	400,706
5.00%, 08/15/30 (PSF)	75	79,897
San Antonio Water System RB
5.00%, 05/15/30	415	459,987
5.00%, 05/15/32	195	215,202
Spring Branch Independent School District GO, 5.00%, 02/01/30 (PSF)	195	214,652
Spring Independent School District GO, 5.00%, 08/15/30	195	216,126
Tarrant County College District GOL
4.00%, 08/15/32	165	174,971
4.00%, 08/15/33	135	142,383
5.00%, 08/15/30	30	33,305
5.00%, 08/15/31	200	222,113
Tarrant Regional Water District RB, 4.00%, 09/01/30	145	153,639
Tarrant Regional Water District Water Supply System Revenue RB, 5.00%, 03/01/30	100	110,383
Temple Independent School District Texas GO, 5.00%, 02/01/30 (PSF)	65	71,498
Texas A&M University RB, 5.00%, 05/15/30	180	199,751
Texas Department of Transportation State Highway Fund RB, 5.00%, 10/01/30	160	178,970
Texas State University System RB, 5.00%, 03/15/30	100	108,082
Texas Tech University System RB, 5.00%, 02/15/30	60	65,952
Texas Transportation Commission GO, 5.00%, 04/01/30	100	110,934
Texas Water Development Board RB
5.00%, 04/15/30	150	166,444
5.00%, 08/01/30	380	424,233
5.00%, 10/15/30	120	134,520
5.00%, 08/01/33	155	171,511
Series B, 5.00%, 04/15/30	100	107,139
Trinity River Authority Central Regional Wastewater System Revenue RB
3.00%, 08/01/32	150	152,199
5.00%, 08/01/30	170	189,610
5.00%, 08/01/30	90	98,164
Trinity River Authority Denton Creek Wastewater Treatment System Revenue RB, 5.00%, 02/01/31	150	164,731
Tyler Independent School District GO, 5.00%, 02/15/30 (PSF)	65	71,632
University of North Texas System RB
5.00%, 04/15/30	40	44,195
5.00%, 04/15/31	55	60,821

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Wylie Independent School District GO, 4.00%, 08/15/32 (PSF)	$25	$26,441
Wylie Independent School District/Collin County GO, 5.00%, 08/15/30 (PSF)	65	72,231
		33,460,984
Utah — 1.2%
Alpine School District Utah GO, 4.00%, 03/15/30 (GTD)	100	106,484
Central Utah Water Conservancy District GOL, 4.00%, 04/01/30	90	95,888
Central Valley Water Reclamation Facility RB, 5.00%, 03/01/30	185	204,439
City of Provo Utah GO, 5.00%, 01/01/30	25	26,298
City of Salt Lake City Public Utilities Revenue RB, 5.00%, 02/01/30	60	64,713
City of Salt Lake City UT Airport Revenue RB, 5.00%, 07/01/30	55	60,958
County of Utah Transportation Sales Tax Revenue RB, 5.00%, 12/01/30	50	55,039
Davis School District GO, 5.00%, 06/01/30 (GTD)	115	128,036
Intermountain Power Agency RB, 5.00%, 07/01/30	520	578,562
Local Building Authority of Alpine School District RB, 5.00%, 03/15/30	25	27,680
Nebo School District Local Building Authority RB, 5.00%, 07/01/30	115	127,798
Park City School District GO, 5.00%, 02/01/30 (GTD)	25	27,620
University of Utah (The) RB
5.00%, 08/01/30	300	333,671
5.00%, 08/01/32	145	160,738
5.00%, 08/01/34	95	104,556
University of Utah.(The)
5.00%, 08/01/30	160	177,958
5.00%, 08/01/30	40	42,536
5.00%, 08/01/33	145	160,238
Utah State Building Ownership Authority RB, 5.00%, 05/15/30	525	581,476
Utah Transit Authority RB, 5.00%, 06/15/30	75	83,483
		3,148,171
Vermont — 0.0%
State of Vermont GO, 4.00%, 08/15/30	55	58,861
University of Vermont & State Agricultural College RB, 5.00%, 10/01/30	30	32,728
Vermont Municipal Bond Bank RB, 5.00%, 12/01/30	20	22,425
		114,014
Virginia — 2.5%
City of Alexandria Virginia GO, 5.00%, 07/15/30 (SAW)	75	83,812
City of Hampton VA GO, 5.00%, 09/01/30 (SAW)	20	21,394
City of Norfolk Virginia GO, 5.00%, 08/01/30 (SAW)	30	31,999
City of Richmond Virginia GO
3.00%, 07/15/32	160	162,350
3.00%, 07/15/33	35	35,386
City of Virginia Beach Storm Water Utility Revenue RB
3.00%, 11/15/32	55	55,688
3.00%, 11/15/33	85	85,699
City of Virginia Beach VA GO, 5.00%, 02/01/30 (SAW)	205	226,972
City of Virginia Beach Virginia GO, 5.00%, 04/01/30	20	21,191
Commonwealth of Virginia GO
3.00%, 06/01/32	20	20,304
Series A, 5.00%, 06/01/30	40	42,446
County of Arlington Virginia GO, 5.00%, 08/15/30	15	16,013
Security	Par (000)	Value
Virginia (continued)
County of Fairfax VA GO
4.00%, 10/01/30 (SAW)	$50	$53,799
5.00%, 10/01/32 (SAW)	110	121,432
5.00%, 10/01/33 (SAW)	100	110,080
Series A, 5.00%, 10/01/31 (SAW)	50	55,385
County of Henrico Virginia GO, 5.00%, 08/01/30 (SAW)	20	21,338
County of Henrico Water & Sewer Revenue RB, 5.00%, 05/01/30	330	367,038
County of Loudoun Virginia GO
3.00%, 12/01/32 (SAW)	120	120,845
5.00%, 12/01/30 (SAW)	180	202,795
Fairfax County Water Authority RB, 5.00%, 04/01/30	35	38,021
Hampton Roads Transportation Accountability Commission RB
5.00%, 07/01/30	70	73,554
5.00%, 07/01/33	240	264,880
Virginia Beach Development Authority RB, 4.00%, 04/15/32	265	281,391
Virginia College Building Authority RB
5.00%, 02/01/30	790	872,792
5.00%, 09/01/30 (SAW)	85	95,006
5.00%, 02/01/31	345	380,432
5.00%, 02/01/32	240	263,928
Virginia Commonwealth Transportation Board RB
4.00%, 09/15/34	65	68,691
5.00%, 05/15/30	270	300,082
5.00%, 05/15/30	25	27,192
5.00%, 03/15/33	140	155,608
Virginia Public Building Authority RB
5.00%, 08/01/30	310	346,043
5.00%, 08/01/30 (ETM)	25	27,688
5.00%, 08/01/33	285	315,577
Virginia Public School Authority RB
4.00%, 10/01/30 (SAW)	330	355,076
5.00%, 08/01/30 (SAW)	355	396,113
5.00%, 08/01/30 (ST INTERCEPT)	40	44,632
Virginia Resources Authority Clean Water Revolving Fund RB
3.00%, 10/01/34	45	45,399
5.00%, 10/01/31	85	95,091
Virginia Resources Authority RB, 5.00%, 11/01/30	110	123,667
		6,426,829
Washington — 4.3%
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/30	75	84,358
City of Seattle Drainage & Wastewater Revenue RB, 4.00%, 09/01/30	230	246,814
City of Seattle Municipal Light & Power Revenue RB
4.00%, 07/01/31	140	149,260
5.00%, 02/01/30	50	55,180
5.00%, 03/01/30	145	160,296
5.00%, 07/01/30	60	66,810
5.00%, 10/01/30	120	134,292
City of Seattle WA Municipal Light & Power Revenue RB, 4.00%, 01/01/30	80	82,469
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/30	50	55,770
City of Seattle Washington GOL
2.00%, 08/01/31	40	37,954
Series A, 5.00%, 12/01/30	195	219,324

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
City of Tacoma Electric System Revenue RB, 5.00%, 01/01/30	$45	$49,463
City of Tacoma Sewer Revenue RB, 5.00%, 12/01/30	100	112,182
City of Tacoma Washington GOL, 5.00%, 12/01/30	185	207,716
Clark County Public Utility District No. 1 Electric Revenue RB
5.00%, 01/01/30	55	60,433
5.00%, 01/01/34	60	65,165
Clark County Public Utility District No. 1 Generating System Revenue RB, 5.00%, 01/01/30	165	181,298
Clark County Public Utility District No. 1 Water Revenue RB, 5.00%, 01/01/30	60	66,068
Clark County School District No. 114 Evergreen GO
4.00%, 12/01/33 (GTD)	45	47,306
5.00%, 12/01/30	80	88,925
5.00%, 12/01/31 (GTD)	110	121,828
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/30	25	27,152
County of King Sewer Revenue RB
4.00%, 01/01/32	100	105,145
5.00%, 01/01/30	45	49,604
County of King WA GOL, 5.00%, 12/01/30	50	56,164
County of King Washington GOL
5.00%, 01/01/30	20	21,529
5.00%, 07/01/30	160	178,233
5.00%, 12/01/30	25	28,082
County of Kitsap Sewer Revenue RB, 5.00%, 12/01/30	45	49,535
County of Pierce Washington GOL, 5.00%, 07/01/30	70	76,238
County of Snohomish Washington GOL
4.00%, 12/01/30	100	105,503
5.00%, 12/01/30	35	39,264
5.00%, 12/01/30	275	305,441
Energy Northwest RB
4.00%, 07/01/30	300	320,613
5.00%, 07/01/33	230	254,766
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project RB, 5.00%, 01/01/30	70	76,942
King County School District No. 210 Federal Way GO, 4.00%, 12/01/30 (GTD)	120	126,920
King County School District No. 403 Renton GO
5.00%, 12/01/30 (GTD)	85	95,354
5.00%, 12/01/30 (GTD)	130	143,101
King County School District No. 405 Bellevue GO, 5.00%, 12/01/30 (GTD)	190	213,607
King County School District No. 411 Issaquah GO, 5.00%, 12/01/30 (GTD)	45	50,547
Pierce County School District No. 10 Tacoma GO
4.00%, 12/01/33 (GTD)	45	47,448
4.00%, 12/01/34 (GTD)	70	73,340
5.00%, 12/01/30	140	157,054
5.00%, 12/01/30 (GTD)	290	325,326
Pierce County School District No. 403 Bethel GO
4.00%, 12/01/30 (GTD)	105	112,275
5.00%, 12/01/30 (GTD)	55	59,772
Port of Seattle WA RB, 5.00%, 06/01/30	125	138,804
Port of Seattle Washington RB, 5.00%, 03/01/30	215	237,530
Snohomish County Public Utility District No. 1 Electric System Revenue RB, 5.00%, 12/01/30	145	162,663
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/30 (GTD)	65	72,792
Security	Par (000)	Value
Washington (continued)
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/30 (GTD)	$85	$95,354
State of Washington COP, 5.00%, 07/01/30	250	278,044
State of Washington GO
0.00%, 06/01/30 (NPFGC)(a)	180	161,548
4.00%, 07/01/30	100	107,088
5.00%, 02/01/30	495	547,275
5.00%, 06/01/30	195	217,104
5.00%, 07/01/30	655	730,515
5.00%, 08/01/30	580	647,987
5.00%, 08/01/30	25	27,286
5.00%, 02/01/31	255	281,291
5.00%, 08/01/31	165	183,829
5.00%, 06/01/32	180	199,277
5.00%, 06/01/33	145	159,971
5.00%, 08/01/33	160	177,102
5.00%, 06/01/34	110	121,053
Series C, 5.00%, 02/01/30	75	82,920
Series C, 5.00%, 02/01/30	165	173,917
University of Washington RB
5.00%, 04/01/30	475	525,610
5.00%, 04/01/32	305	336,154
		11,056,980
West Virginia — 0.4%
State of West Virginia GO
5.00%, 06/01/30	55	61,112
5.00%, 06/01/30	195	212,311
5.00%, 12/01/30	85	92,543
West Virginia Parkways Authority RB
5.00%, 06/01/30	225	249,416
5.00%, 06/01/30	180	191,120
West Virginia Water Development Authority RB, 5.00%, 07/01/30	165	183,428
		989,930
Wisconsin — 1.5%
City of Madison Wisconsin GO
4.00%, 10/01/30	20	21,105
5.00%, 10/01/30	180	201,159
Green Bay Area Public School District GO, 5.00%, 04/01/30	295	326,518
Milwaukee Metropolitan Sewerage District, 5.00%, 10/01/30	60	67,251
Milwaukee Metropolitan Sewerage District GO
4.00%, 10/01/30	85	90,124
5.00%, 10/01/31	125	139,847
5.00%, 10/01/32	185	206,136
State of Wisconsin Environmental Improvement Fund Revenue RB
4.00%, 06/01/32	400	425,855
4.00%, 06/01/33	90	95,303
5.00%, 06/01/30	55	61,203
State of Wisconsin GO
5.00%, 05/01/30	940	1,045,019
5.00%, 05/01/30	65	68,908
5.00%, 05/01/30	145	157,568
5.00%, 05/01/33	125	137,703
5.00%, 05/01/34	70	76,911
Wisconsin Department of Transportation RB
5.00%, 07/01/30	425	473,752

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
5.00%, 07/01/31	$150	$166,856
5.00%, 07/01/33	130	143,613
		3,904,831
Total Long-Term Investments — 99.2% (Cost: $249,794,700)		253,609,811
	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 2.03%(b)(c)	1,725,592	1,725,764
Total Short-Term Securities — 0.6% (Cost: $1,725,764)		1,725,764
Total Investments — 99.8% (Cost: $251,520,464)		255,335,575
Other Assets Less Liabilities — 0.2%		383,772
Net Assets — 100.0%		$255,719,347

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$566,102	$1,159,662 (a)	$—	$—	$—	$1,725,764	1,725,592	$4,206	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$253,609,811	$—	$253,609,811
Short-Term Securities
Money Market Funds	1,725,764	—	—	1,725,764
	$1,725,764	$253,609,811	$—	$255,335,575

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited

GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SAW	State Aid Withholding
SCSDE	South Carolina State Department of Education
ST	Special Tax